Income Taxes (Tables) - Evolv Technologies Holdings Inc [Member]	12 Months Ended
Dec. 31, 2020
Summary of components of the Company's loss before income tax expense

The components of the Company’s loss before income tax expense are as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(27,066)	$(19,238)
Foreign	(326)	(619)
Loss before income tax provision	$(27,392)	$(19,857)

Summary of reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate

	Year Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	3.9	1.9
Federal and state research and development tax credits	7.3	5.0
Change in valuation allowance	(33.7)	(23.2)
Change in tax rate	1.3	(3.0)
Permanent differences	(0.3)	(1.4)
Other	0.5	(0.3)
Effective income tax rate	0.0%	0.0%

Summary of net deferred tax assets

Net deferred tax assets consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net loss carryforwards	$13,996	$10,404
Research and development tax credit carryforwards	3,857	1,861
Capitalized research and development costs	7,274	4,146
Accrued expenses	334	56
Deferred revenue	1,049	434
Other	304	40
Total deferred tax assets	26,814	16,941
Valuation allowance	(26,005)	(16,767)
Total deferred tax assets, net of valuation allowance	809	174
Deferred tax liabilities:
Depreciation	(542)	(174)
Other	(267)
Total deferred tax liabilities	(809)	(174)
Net deferred tax assets	$—	$—

Summary of changes in the valuation allowance for deferred tax assets

Changes in the valuation allowance for deferred tax assets related primarily to the increase in net operating loss carryforwards, research and development tax credit carryforwards, and capitalized R&D costs and were as follows (in thousands):

	December 31,
	2020	2019
Valuation allowance as of beginning of year	$16,767	$12,157
Additions (deductions) charged to provision for income taxes	9,233	4,611
Currency translation and other	5	(1)
Valuation allowance as of end of year	$26,005	$16,767